Regulatory matters - Regulatory Assets and Liabilities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Mar. 01, 2020 MWac	Dec. 31, 2019 USD ($)
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 845,471		$ 559,887
Less: current regulatory assets	(63,042)		(50,213)
Non-current regulatory assets	782,429		509,674
Total regulatory liabilities	601,518		607,378
Less: current regulatory liabilities	(38,483)		(41,683)
Non-current regulatory liabilities	$ 563,035		565,695
Capital expenditure shortfall refundable to customers (percent)	80.00%
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 322,317		321,960
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	200,739		205,739
Pension and Postremployment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	26,311		22,256
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	20,136		17,729
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	5,214		10,446
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities	10,440		6,871
Rate base offset
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 6,874		8,719
Rate base offset | Minimum
Regulatory Liabilities [Line Items]
Regulatory liability, amortization period	10 years
Rate base offset | Maximum
Regulatory Liabilities [Line Items]
Regulatory liability, amortization period	16 years
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 9,487		13,658
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets	194,192		0
Coal generation capacity (MW) | MWac		200
Pension and Postremployment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 178,403		143,292
Future service years of employees	10 years
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 99,853		69,121
Retroactive rate adjustment collection period	24 months
Regulatory asset, amortization period	26 years
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 87,308		82,300
Environmental remediation, rate recovery period	7 years
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 77,730		71,506
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets	35,688		42,150
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	18,094		23,433
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	26,400		25,859
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 34,398		38,833
Regulatory asset, amortization period	20 years
Capitalized operating and maintenance costs, recovery rate, (percent)	2.43%
Capitalized operating and maintenance costs, recovery period	29 years
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 26,546		23,841
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets	22,736		5,043
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets	14,405		13,264
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	8,054		7,205
Other
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 21,664		$ 14,040